Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,796	$ 1,628
Our share of:
Net income (loss)	19	94
Other comprehensive income (loss)	194	(37)
Total comprehensive income (loss)	$ 213	$ 57